T. ROWE PRICE DIVIDEND GROWTH ETF

September 30, 2022 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.7%
COMMUNICATION SERVICES 1.1%
Entertainment 0.8%
Walt Disney (1)	13,273	1,252
		1,252
Media 0.3%
Comcast, Class A	14,513	426
		426
Total Communication Services		1,678
CONSUMER DISCRETIONARY 8.4%
Hotels Restaurants & Leisure 3.5%
Hilton Worldwide Holdings	13,853	1,671
Las Vegas Sands (1)	17,789	667
Marriott International, Class A	2,693	377
McDonald's	7,470	1,724
Yum! Brands	8,227	875
		5,314
Multiline Retail 1.8%
Dollar General	11,193	2,685
		2,685
Specialty Retail 2.8%
Home Depot	6,689	1,846
Ross Stores	22,384	1,886
Tractor Supply	3,314	616
		4,348
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Class B	6,463	537
		537
Total Consumer Discretionary		12,884
CONSUMER STAPLES 8.6%
Beverages 3.8%
Coca-Cola	37,220	2,085
Constellation Brands, Class A	2,000	459
Diageo, ADR	4,157	706
Keurig Dr Pepper	15,676	562
PepsiCo	12,387	2,022
		5,834
Food & Staples Retailing 1.4%
Costco Wholesale	1,794	847
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Walmart	9,904	1,285
		2,132
Food Products 2.0%
McCormick	9,979	711
Mondelez International	42,796	2,347
		3,058
Household Products 0.3%
Colgate-Palmolive	6,240	438
Kimberly-Clark	272	31
		469
Tobacco 1.1%
Philip Morris International	20,398	1,693
		1,693
Total Consumer Staples		13,186
ENERGY 2.3%
Oil, Gas & Consumable Fuels 2.3%
EOG Resources	15,684	1,752
Exxon Mobil	9,300	812
TotalEnergies, ADR	21,393	995
Total Energy		3,559
FINANCIALS 13.9%
Banks 3.5%
Bank of America	50,797	1,534
JPMorgan Chase	21,526	2,250
Wells Fargo	39,959	1,607
		5,391
Capital Markets 4.1%
Charles Schwab	29,053	2,088
CME Group	4,957	878
Goldman Sachs Group	2,976	872
Morgan Stanley	21,834	1,725
S&P Global	2,374	725
		6,288
Consumer Finance 0.5%
American Express	5,261	710
		710
Insurance 5.8%
Aon, Class A	5,491	1,471
Chubb	15,620	2,841
Hartford Financial Services Group	13,992	866
Marsh & McLennan	18,848	2,814
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Progressive	7,854	913
		8,905
Total Financials		21,294
HEALTH CARE 18.7%
Biotechnology 1.5%
AbbVie	17,609	2,363
		2,363
Health Care Equipment & Supplies 2.7%
Becton Dickinson	9,002	2,006
Medtronic	6,511	526
Stryker	7,720	1,563
		4,095
Health Care Providers & Services 4.5%
Cigna	4,934	1,369
Elevance Health	1,920	872
UnitedHealth Group	9,198	4,646
		6,887
Life Sciences Tools & Services 5.4%
Agilent Technologies	13,354	1,623
Danaher	14,763	3,813
Thermo Fisher Scientific	5,448	2,763
		8,199
Pharmaceuticals 4.6%
AstraZeneca, ADR	31,720	1,740
Eli Lilly	5,910	1,911
Johnson & Johnson	11,431	1,867
Zoetis	9,852	1,461
		6,979
Total Health Care		28,523
INDUSTRIALS & BUSINESS SERVICES 12.4%
Aerospace & Defense 1.5%
Howmet Aerospace	20,247	626
Northrop Grumman	3,497	1,645
		2,271
Air Freight & Logistics 0.8%
United Parcel Service, Class B	7,284	1,177
		1,177
Building Products 0.5%
Trane Technologies	5,448	789
		789
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 1.3%
Waste Connections	15,300	2,068
		2,068
Electrical Equipment 0.2%
Rockwell Automation	1,240	267
		267
Industrial Conglomerates 3.7%
General Electric	26,723	1,654
Honeywell International	12,409	2,072
Roper Technologies	5,453	1,961
		5,687
Machinery 1.9%
Cummins	3,842	782
Deere	105	35
Illinois Tool Works	6,510	1,176
Otis Worldwide	9,598	612
Stanley Black & Decker	3,600	271
		2,876
Professional Services 0.4%
Equifax	3,325	570
		570
Road & Rail 2.1%
JB Hunt Transport Services	5,263	823
Old Dominion Freight Line	3,348	833
Union Pacific	8,373	1,631
		3,287
Total Industrials & Business Services		18,992
INFORMATION TECHNOLOGY 19.3%
Electronic Equipment, Instruments & Components 1.5%
Amphenol, Class A	15,312	1,025
TE Connectivity	11,553	1,275
		2,300
IT Services 6.1%
Accenture, Class A	10,773	2,772
Automatic Data Processing	5,167	1,169
Broadridge Financial Solutions	10,383	1,498
Fidelity National Information Services	14,595	1,103
Visa, Class A	15,419	2,739
		9,281
Semiconductors & Semiconductor Equipment 3.2%
Applied Materials	8,171	669
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
KLA	2,546	771
Microchip Technology	13,029	795
QUALCOMM	4,847	548
Texas Instruments	13,426	2,078
		4,861
Software 4.9%
Microsoft	32,010	7,455
		7,455
Technology Hardware, Storage & Peripherals 3.6%
Apple	39,843	5,507
		5,507
Total Information Technology		29,404
MATERIALS 4.9%
Chemicals 3.4%
Air Products & Chemicals	3,085	718
Linde	5,485	1,479
Nutrien	10,280	857
RPM International	8,170	680
Sherwin-Williams	6,764	1,385
		5,119
Containers & Packaging 1.5%
Avery Dennison	8,198	1,334
Ball	19,100	923
Sealed Air	1,202	53
		2,310
Total Materials		7,429
REAL ESTATE 3.1%
Equity Real Estate Investment Trusts 3.1%
American Tower, REIT	8,176	1,756
Crown Castle International, REIT	6,616	956
Equity Residential, REIT	29,547	1,986
Total Real Estate		4,698
UTILITIES 4.0%
Electric Utilities 1.1%
NextEra Energy	21,665	1,699
		1,699
Gas Utilities 0.6%
Atmos Energy	8,761	892
		892
Multi-Utilities 2.3%
Ameren	17,649	1,422
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
CMS Energy	20,429	1,190
WEC Energy Group	10,580	946
		3,558
Total Utilities		6,149
Total Common Stocks (Cost $158,739)		147,796
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
State Street Institutional U.S. Government Money Market Fund, 2.94% (2)	5,328,523	5,329
Total Short-Term Investments (Cost $5,329)		5,329
Total Investments in Securities 100.2% of Net Assets (Cost $164,068)		$153,125
Other Assets Less Liabilities (0.2%)		(269)
Net Assets 100.0%		$152,856

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund's Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund's valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE DIVIDEND GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
ETF786-054Q3
09/2022